Note 15 - Lease Commitments	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Leases of Lessee Disclosure [Text Block]
Note
15.
Lease Commitments

Avalon leases golf carts, machinery and equipment, furniture and fixtures, and copiers under operating leases. Under capital leases, Avalon leases a vehicle, equipment and land and land improvements. Future commitments under long-term, operating leases and capital leases at
December 31, 2018
are as follows (in thousands):

	Capital	Operating	Total
2019	$277	$563	$840
2020	277	483	760
2021	229	419	648
2022	32	277	309
2023	21	113	134
Thereafter	435	-	435
Total minimum lease payments	1,271	$1,855	$3,126
Less: amounts representing interest	347
Present value of minimum lease payments	924
Less: current portion of obligations under capital leases	236
Long-term portion of obligations under capital leases	$688

Rental expense included in the Consolidated Statements of Operations amounted to approximately
$0.6
million in
2018
and
$0.5
million in
2017.